Share based compensation - Option Plans (Details)		1 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended			48 Months Ended
	Mar. 16, 2015 GBP (£) plan item	Dec. 31, 2014	Dec. 31, 2015 shares	Dec. 31, 2015 shares	Jun. 30, 2015 shares	Jun. 30, 2013 shares	Dec. 31, 2009	Dec. 31, 2014
Share based compensation
Number of option plans | plan	2
Maximum value of option grants per participant | £	£ 30,000
Options exercised (in shares)			0		0	0
Scheme limit, grants as a percentage of fully diluted share capital of the Company immediately following the IPO (as a percent)	8.00%
Scheme limit, automatic increase percentage (as a percent)	4.00%
Number of option schemes | item	3
Options granted in March 2015 and on May 11, 2015
Share based compensation
Options exercised (in shares)				0
Contractual term (in years)	10 years
Options granted in March 2015 and on May 11, 2015 | First anniversary
Share based compensation
Vesting percentage (as a percent)	25.00%
Vesting period (in years)	1 year
Options granted in March 2015 and on May 11, 2015 | Monthly installments over the following three years
Share based compensation
Vesting percentage (as a percent)	75.00%
Vesting period (in years)	3 years
Options granted in 2009
Share based compensation
Vesting percentage (as a percent)							100.00%
Vesting period (in years)							3 years
Contractual term (in years)							10 years
Options granted in 2011, 2012, 2013, and April 2014
Share based compensation
Contractual term (in years)								10 years
Options granted in 2011, 2012, 2013, and April 2014 | First anniversary
Share based compensation
Vesting percentage (as a percent)								25.00%
Vesting period (in years)								1 year
Options granted in 2011, 2012, 2013, and April 2014 | Annual installments over the following three years
Share based compensation
Vesting percentage (as a percent)								75.00%
Vesting period (in years)								3 years
Options granted in December 2014
Share based compensation
Contractual term (in years)		10 years
Options granted in December 2014 | First anniversary
Share based compensation
Vesting percentage (as a percent)		25.00%
Vesting period (in years)		1 year
Options granted in December 2014 | Monthly installments over the following three years
Share based compensation
Vesting percentage (as a percent)		75.00%
Vesting period (in years)		3 years